11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of Geographical Segment Reporting Information
	September 30, 2025	September 30, 2024
Non-current assets
USA	$13,921	$75,889
Canada	8,414,909	6,873,183
	$8,428,830	$6,949,072